CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2014	¥ 76	¥ 410,486	¥ 56,542	¥ (483,669)	¥ (16,565)
Balance (in shares) at Dec. 31, 2014	217,987,922
Changes in shareholders deficit
Loss for the year				(98,584)	(98,584)
Other comprehensive loss			(118,491)		(118,491)
Comprehensive loss			(118,491)	(98,584)	(217,075)
Change in redemption value of redeemable preferred shares		(110,926)			(110,926)
Share-based compensation		4,061			4,061
Balance at Dec. 31, 2015	¥ 76	303,621	(61,949)	(582,253)	(340,505)
Balance (in shares) at Dec. 31, 2015	217,987,922
Changes in shareholders deficit
Loss for the year				(276,412)	(276,412)
Other comprehensive loss			(130,131)		(130,131)
Comprehensive loss			(130,131)	(276,412)	(406,543)
Change in redemption value of redeemable preferred shares		205,670			205,670
Share-based compensation		64,165			64,165
Issuance of ordinary shares	¥ 54	1,221,464			1,221,518
Issuance of ordinary shares - (in shares)	160,565,880
Declaration of preference dividend in ordinary shares		(343,296)			(343,296)
Settlement of preference dividend in ordinary shares	¥ 11	266,783			266,794
Settlement of preference dividend in ordinary shares (in shares)	31,490,164
Conversion of convertible securities	¥ 118	2,311,014			2,311,132
Conversion of convertible securities (in shares)	349,087,677
Settlement of liability-classified restricted shares award	¥ 1	7,538			7,539
Settlement of liability-classified restricted shares award (in shares)	877,400
Balance at Dec. 31, 2016	¥ 260	4,036,959	(192,080)	(858,665)	¥ 2,986,474
Balance (in shares) at Dec. 31, 2016	760,009,043				760,009,043
Changes in shareholders deficit
Loss for the year				(326,900)	¥ (326,900)
Other comprehensive loss			(8,608)		(8,608)
Comprehensive loss			(8,608)	(326,900)	(335,508)
Share-based compensation		59,843			59,843
Issuance of ordinary shares	¥ 21	649,813			649,834
Issuance of ordinary shares - (in shares)	64,257,028
Conversion of convertible bonds	¥ 32	1,106,195			1,106,227
Conversion of convertible bonds (in shares)	97,870,263
Settlement of liability-classified restricted shares award		4,462			4,462
Settlement of liability-classified restricted shares award (in shares)	502,000
Shares surrendered (in shares)	(866,655)
Shares issued to depository bank	¥ 7	(7)
Shares issued to depository bank (in shares)	20,000,000
Exercise of share options		4,180			¥ 4,180
Exercise of share options (in shares)	816,880				816,880
Vesting of restricted shares (in shares)	1,621,120
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(2,940,000)
Balance at Dec. 31, 2017	¥ 320	¥ 5,861,445	¥ (200,688)	¥ (1,185,565)	¥ 4,475,512
Balance (in shares) at Dec. 31, 2017	941,269,679				941,269,679